OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Other Expenses
Other expenses
IN MILLIONS OF USD	2019	2018	2017
Sales related expenses	(36.3)	(32.9)	(33.1)
Franchise fees and commercial services	(29.4)	(29.0)	(63.2)
Professional advisors	(20.1)	(20.4)	(13.5)
Repairs, maintenance and utilities	(18.0)	(17.0)	(17.1)
Office and administration expenses	(13.2)	(14.4)	(16.2)
Taxes, other than income taxes	(11.7)	(7.9)	(7.1)
Travel, car, entertainment and representation	(11.3)	(11.8)	(11.7)
Other operational expenses	(8.7)	(10.9)	(3.7)
IT expenses	(7.0)	(6.2)	(6.3)
Insurances	(4.7)	(4.0)	(2.2)
Advertising expenses	(2.3)	(1.7)	(0.5)
Public relations expenses	(1.8)	(1.8)	(3.2)
Transaction costs	(1.7)	–	–
Bank expenses	(0.7)	(0.9)	(1.5)
Commission expenses	–	–	(0.4)
Total	(166.9)	(158.9)	(179.7)